Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Land	$ 36	$ 35
Buildings	297	297
Leasehold and land improvements	1,178	1,153
Cell site equipment	3,411	3,383
Switching equipment	988	976
Office furniture and equipment	389	420
Other operating assets and equipment	57	53
System development	1,060	1,217
Work in process	212	178
Property, plant and equipment, gross	7,628	7,712
Accumulated depreciation and amortization	(5,308)	(5,242)
Property, plant and equipment, net	2,320	2,470
Depreciation and amortization expense	604	607	$ 596
(Gain) loss on asset disposals, net	$ 17	$ 22	$ 16
Buildings
Property, Plant and Equipment
Useful life	20 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
Switching equipment | Maximum
Property, Plant and Equipment
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
System development | Minimum
Property, Plant and Equipment
Useful life	1 year
System development | Maximum
Property, Plant and Equipment
Useful life	7 years